Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments at fair value through other comprehensive income	$ 178,198	$ 187,244